RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details) - SFL	3 Months Ended	6 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2020 USD ($) vessel $ / d	Jun. 30, 2019 vessel $ / d
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8	8
Purchase option net of sellers credit | $		$ 112,000,000
Charter term, extension		3 years
Daily charter rate, extension | $		$ 14,900
Commercial management fee revenue for first 7 vessels (in dollars per day) | $ / d		125
Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels managed		14	14
Commercial management fee revenue for first 7 vessels (in dollars per day) | $ / d			125
Number of vessels under $125 management fee		7	7
Commercial management fee revenue for remaining 7 vessels (in dollars per day) | $ / d		75	75
Number of vessels under $75 management fee		7	7
Container Carriers
Related Party Transaction [Line Items]
Number of vessels managed		16	14
Commercial management fee revenue for first 7 vessels (in dollars per day) | $ / d		75	75
Number of vessels under $75 management fee		16	14